Capital Stock (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of stock option activity and related information
Options Outstanding-Beginning of year	6,123	5,983	4,813
Weighted-Average Grant Date Fair Value Outstanding-Beginning of year	$ 31.54	$ 31.46	$ 37.22
Options Granted	96	733	1,518
Weighted-Average Exercise Price Granted	$ 34.93	$ 24.42	$ 11.84
Options Exercised	(363)	(380)	(180)
Weighted-Average Exercise Price Exercised	$ 16.14	$ 15.12	$ 12.21
Options Forfeited and Expired	(143)	(213)	(168)
Weighted-Average Exercise Price Forfeited and Expired	$ 33.11	$ 29.00	$ 35.16
Options Outstanding-End of year	5,713	6,123	5,983
Weighted-Average Grant Date Fair Value Outstanding-End of year	$ 32.47	$ 31.54	$ 31.46
Options Exercisable-End of year	4,656	3,963	3,299
Weighted-Average Grant Date Fair Value Exercisable-End of year	$ 35.40	$ 36.80	$ 36.50